Consolidated Statements of Operations and Comprehensive Income /(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 740,701	$ 2,153,515	$ 3,403,536
Cost of revenue	(192,048)	(556,590)	(782,790)
Gross profit	548,653	1,596,925	2,620,746
Operating expenses
General and administrative expenses - continuing operations	(1,454,919)	(2,473,600)	(2,708,499)
General and administrative expenses - discontinued operations		(21,946)	(712,414)
Non-marketable investment impairment			(9,296,754)
Total operating expenses - continuing operations	(1,454,919)	(2,473,600)	(12,005,253)
Total operating expenses - discontinued operations		(21,946)	(712,414)
Loss from continuing operations	(906,266)	(876,675)	(9,384,507)
Other income and expenses:
Interest income and bank charges	227,468	1,003,140	(786)
Sundry income	649
Gain/(Loss) on change of fair value of warrant liabilities	6,638,916	(1,736,512)
Other income and expense
Other (expenses)/income - continuing operations	6,867,033	(733,372)	(786)
Other (expenses)/income - discontinued operations
Total other (expenses) income	6,867,033	(733,372)	(786)
Gain/(Loss) before income taxes from continuing operations	5,960,767	(1,610,047)	(9,385,293)
Income tax credit/(expense)	335,748	(94,947)	(255,805)
Net profit/(loss) from continuing operations	6,296,515	(1,704,994)	(9,641,098)
Loss from discontinued operations, net of income taxes:
Gain on disposal of subsidiaries		6,930,504
Profit/(Loss) from discontinued operations		(21,946)	(712,414)
Income tax expense
Net profit/(loss) from discontinued operations		6,908,558	(712,414)
Net profit/(loss)	6,296,515	5,203,564	(10,353,512)
Foreign currency translation adjustment		(9,858)	(16,397)
Comprehensive income/(loss)	$ 6,296,515	$ 5,193,706	$ (10,369,909)
Loss from continuing operations per share of common stock – basic (in Dollars per share)	$ 1.53	$ (2.61)	$ (19.44)
Loss from continuing operations per share of common stock – diluted (in Dollars per share)	1.53	(2.61)	(19.44)
Loss from discontinued operations per share of common stock – basic (in Dollars per share)	0	10.56	(1.44)
Loss from discontinued operations per share of common stock – diluted (in Dollars per share)	$ 0	$ 5.56	$ (1.44)
Weighted average number of common stock outstanding – basic (in Shares)	4,104,283	654,419	495,877
Weighted average number of common stock outstanding – diluted (in Shares)	4,104,283	1,243,186	495,877
Commission
Revenue
Revenue	$ 740,701	$ 2,153,515	$ 3,403,536